Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Trade and other receivables

16.Trade and other receivables

Trade receivables are initially measured at the original invoice amount and subsequently measured at amortised cost less allowances for expected credit losses which are measured at an amount equal to lifetime expected credit losses. In determining credit risk, the Group considers reasonable and supportable information that is relevant and available without undue costs or effort. This includes both quantitative and qualitative information and analysis based on the Group’s ageing of the receivables, customers’ payment history and forward-looking information including wider macroeconomic factors. Trade receivables sold under a non-recourse factoring agreement are derecognised at the point of sale as risks and rewards are substantially transferred.

When a trade receivable is determined to have no reasonable expectation of recovery, it is written off, firstly against any expected credit loss allowance available and then to the income statement.

Subsequent recoveries of amounts previously provided for or written off are credited to the income statement. Long-term receivables are discounted where the effect is material.

Trade and other receivables

	2025			2024
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Trade receivables, net of expected credit loss allowance	1,642	–	1,642	1,588	–	1,588
Other prepayments and accrued income	122	–	122	114	–	114
Employee loans and advances	9	–	9	6	–	6
VAT receivable	129	–	129	151	–	151
Other third-party receivables	156	37	193	196	71	267
Total	2,058	37	2,095	2,055	71	2,126

Expected credit loss allowance

	2025 £m	2024 £m
At 1 January	36	29
Exchange adjustments	–	(1)
Charge for the year	43	38
Subsequent recoveries of amounts provided for	(27)	(25)
Utilised	(10)	(5)
At 31 December	42	36

Set out below is the information about the credit risk exposure of the Group’s trade receivables using a provision matrix:

Year ended 31 December 2025

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,447	101	46	33	23	34	1,684
Expected credit loss	5	1	2	6	5	23	42

Year ended 31 December 2024

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,406	113	36	26	18	25	1,624
Expected credit loss	4	1	3	2	4	22	36

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s customer base being large and diverse. No single customer represents more than 10% of the Group’s sales.

Within other third-party receivables, £159m (2024: £189m) was classified as financial assets. The expected credit loss in other receivables is not deemed significant, hence no credit loss allowance is recognised. Refer to Note 25 ‘Capital and financial risk management’ for further information on credit risk.